UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	9/30/2006

Item 1. Schedule of Investments

VCA 10

Schedule Of Investments As of September 30, 2006. (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS
Aerospace/Defense - 2.3%
Honeywell International, Inc.	162,200	$6,633,980

Beverages - 1.2%
PepsiCo, Inc.	52,200	3,406,572

Biotechnology - 1.3%
Gilead Sciences, Inc. (a)	53,300	3,661,710

Capital Markets - 6.6%
Bank of New York (The)	144,900	5,109,174
Charles Schwab Corp.	183,900	3,291,810
Merrill Lynch & Co.	55,800	4,364,676
UBS AG	100,000	5,931,000

		18,696,660

Chemicals - 3.3%
Agrium, Inc.	164,000	4,426,360
Dupont EI. de Nemours	115,800	4,960,872

		9,387,232

Commercial Services & Supplies - 1.9%
Waste Management, Inc.	148,100	5,432,308

Communications Equipment - 6.5%
Avaya, Inc. (a)	351,100	4,016,584
Cisco Systems, Inc.(a)	158,200	3,638,600
Corning, Inc. (a)	147,100	3,590,711
Motorola, Inc.	163,900	4,097,500
QualComm, Inc.	86,800	3,155,180

		18,498,575

Computers & Peripherals - 1.9%
Apple Computer, Inc. (a)	69,300	5,338,179

Consumer Finance - 1.3%
American Express Co.	66,100	3,706,888

Diversified Consumer Services - 1.0%
Career Education Corp. (a)	121,800	2,740,500

Diversified Financial Services - 4.9%
Citigroup, Inc.	94,100	4,673,947
JPMorgan Chase & Co.	112,036	5,261,211
NYSE Group, Inc. (a)	51,300	3,834,675

		13,769,833

Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	101,600	3,321,304

Energy Equipment & Services - 1.5%
Schlumberger Ltd.	66,200	4,106,386

Food & Staples Retailing - 2.7%
Kroger Co. (The)	154,400	3,572,816
Wal-Mart Stores, Inc.	85,100	4,197,132

		7,769,948

Food Products - 3.5%
Cadbury Schweppes Spons. ADR (United Kingdom)	103,500	4,426,695
ConAgra Foods, Inc.	221,500	5,422,320

		9,849,015

Health Care Equipment & Supplies - 1.3%
St. Jude Medical, Inc.(a)	108,200	3,818,378

Health Care Providers & Services - 2.2%
Caremark Rx, Inc.	61,100	3,462,537
Omnicare, Inc.	61,400	2,645,726

		6,108,263

Hotels, Restaurants & Leisure - 1.1%
OSI Restaurant Partners, Inc.	96,400	3,056,844

Household Products - 1.2%
Kimberly-Clark Corp.	53,100	3,470,616

Independent Power Producers & Energy Traders - 3.0%
NRG Energy, Inc. (a)	86,200	3,904,860
TXU, Corp.	75,900	4,745,268

		8,650,128

Industrial Conglomerates - 2.4%
General Electric Company	189,700	6,696,410

Insurance - 4.8%
American International Group	116,500	7,719,290
Loews Corp.	154,200	5,844,180

		13,563,470

Internet Software & Services - 2.3%
Google, Inc. Cl. A (a)	9,500	3,818,050
Yahoo, Inc. (a)	107,600	2,720,128

		6,538,178

Media - 5.2%
Comcast Corp. Cl. A (a)	125,600	4,628,360
Liberty Global, Inc. Ser. C (a)	122,105	3,059,951
News Corp. Inc. Cl. A	219,400	4,311,210
Viacom, Inc. Cl. B (a)	75,147	2,793,965

		14,793,486

Metals & Mining - 4.0%
Freeport-McMoRan Cooper & Gold, Inc. Cl. B	65,000	3,461,900
Lihir Gold Limited ADR ( Papua New Guinea) (a)	78,200	3,273,452
Phelps Dodge Corp.	55,000	4,658,500

		11,393,852

Multiline Retail - 1.5%
Federated Department Stores, Inc.	101,400	4,381,494

Multi-Utilities - 1.4%
Sempra Energy	79,000	3,969,750

Office Electronics - 2.2%
Xerox Corp. (a)	402,600	6,264,456

Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.	79,400	3,480,102
Apache Corp.	65,990	4,170,568
Nexen, Inc.	83,100	4,442,526
Occidental Petroleum Corp.	113,800	5,474,918
Petroleo Brasileiro SA ADR (Brazil)	33,800	2,833,454
Suncor Energy, Inc.	80,600	5,807,230
Valero Energy Corp.	65,800	3,386,726

		29,595,524

Pharmaceuticals - 6.1%
Abbott Laboratories	60,100	2,918,456
Novartis AG ADR (Switzerland)	89,900	5,253,756
Roche Holdings Ltd. ADR (Switzerland)	58,400	5,034,524
Sanofi Aventis ADR (France)	91,300	4,060,111

		17,266,847

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp. Cl. A (a)	103,400	3,137,156

Software - 3.0%
Adobe Systems Incorporated (a)	153,200	5,737,340
CA, Inc.	573	13,574
Electronic Arts, Inc. (a)	51,500	2,867,520

		8,618,434

Textiles, Apparel & Luxury Goods - 1.6%
Nike, Inc. Cl. B	50,700	4,442,334

Tobacco - 1.5%
Altria Group, Inc.	57,000	4,363,350

Wireless Telecommunication Services - 2.2%
NII Holdings, Inc. (a)	62,700	3,897,432
Sprint Nextel Corp.	132,064	2,264,898

		6,162,330

TOTAL LONG-TERM INVESTMENTS (Cost: $222,379,162)		$282,610,390

SHORT-TERM INVESTMENTS - 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund-Taxable Money Market Series (b) (Cost: $1,344,060)	1,344,060	1,344,060

TOTAL INVESTMENTS - 100.1% (Cost: $223,723,222)		283,954,450
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(215,898)

NET ASSETS - 100%		$283,738,552

(a)	Non-income producing security.
(b)	The Prudential Investments LLC, the manager of the Account also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

ADR American Depository Receipt

VARIABLE CONTRACT ANNUITY 10

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.